Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011		Sep. 25, 2010		Sep. 26, 2009
Reconciliation of fair value of plan assets [Roll Forward]
Employer contributions	$ 812
Components of net periodic benefit costs included in operating expenses [Abstract]
Settlement charge		0		2,818		0
Assumptions used in calculating net periodic benefit costs [Abstract]
Health care cost trend rate (in hundredths)		7.74%
Ultimate trend rate for health care costs (in hundredths)		4.48%
Percentage of sensitivity increase or decrease of assumed health care cost trend rates (in hundredths)		1.00%
Pension Benefits [Member]
Reconciliation of benefit obligations [Roll Forward]
Benefit obligation at beginning of year		157,626		157,187
Service cost		0		0		0
Interest cost		6,822		7,503		9,487
Actuarial loss		9,165		9,059
Lump-sum payments paid		(6,365)		(7,889)
Ordinary benefits paid		(8,129)		(8,234)
Benefit obligation at end of year		159,119		157,626		157,187
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		139,889		140,055
Actual return on plan assets		7,503		15,957
Employer contributions		0		0
Lump-sum payments paid		(6,365)		(7,889)
Ordinary benefits paid		(8,129)		(8,234)
Fair value of plan assets at end of year		132,898		139,889		140,055
Funded status [Abstract]
Funded status at end of year		(26,221)		(17,737)
Fair value of plan assets at end of year		132,898		139,889		140,055
Amounts recognized in consolidated balance sheets consist of [Abstract]
Net amount recognized at end of year		(26,221)		(17,737)
Less: Current portion		0		0
Non-current benefit liability		(26,221)		(17,737)
Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss) [Abstract]
Actuarial net (loss) gain		(59,502)		(56,267)
Prior service credits		0		0
Net amount recognized in accumulated other comprehensive (loss) income		(59,502)		(56,267)
Losses (gains) in accumulated other comprehensive loss expected to be recognized as components of net period benefit costs in succeeding fiscal year		5,271
Defined Benefit Plan Amounts Recognized in Other Comprehensive Income [Abstract]
Amount recognized in other comprehensive income net of actuarial losses		7,957		1,181
Plan Assets [Abstract]
Number of members on the Benefits Committee		5
Actual allocation of assets held in trust [Abstract]
Total (in hundredths)		100.00%		100.00%
Projected Contributions and Benefit Payments by Fiscal Year [Abstract]
2012		27,452
2013		13,804
2014		13,303
2015		12,494
2016		12,079
2017 through 2021		51,118
Components of net periodic benefit costs included in operating expenses [Abstract]
Service cost		0		0		0
Interest cost		6,822		7,503		9,487
Expected return on plan assets		(6,295)		(8,080)		(9,205)
Amortization of prior service credit		0		0		0
Settlement charge		0		2,818		0
Recognized net actuarial loss		4,721		5,374		4,050
Net periodic benefit costs		5,248		7,615		4,332
Actuarial assumptions [Abstract]
Weighted-average discount rate used in calculating benefit obligations (in hundredths)		4.375%		4.75%
Assumptions used in calculating net periodic benefit costs [Abstract]
Weighted-average discount rate (in hundredths)		4.75%		5.125%		7.625%
Weighted-average expected long-term rate of return on plan assets (in hundredths)		5.00%		6.25%		7.39%
Percentage threshold of the greater of projected benefit obligation and market-related value plan assets as unrecognized actuarial gains and losses (in hundredths)		10.00%
Pension Benefits [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		132,898		139,889
Funded status [Abstract]
Fair value of plan assets at end of year		132,898		139,889
Pension Benefits [Member] | Equity securities [Member]
Target allocation of plan assets - equity securities [Abstract]
Allocation percentage of plan assets - equity securities, range minimum (in hundredths)		5.00%		5.00%
Allocation percentage of plan assets - equity securities, range maximum (in hundredths)		25.00%		25.00%
Actual allocation of assets held in trust [Abstract]
Equity securities (in hundredths)		12.00%		14.00%
Pension Benefits [Member] | Short-term investments [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		1,439	[1]	1,259	[1]
Funded status [Abstract]
Fair value of plan assets at end of year		1,439	[1]	1,259	[1]
Pension Benefits [Member] | Domestic equity securities [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		10,823	[1],[2]	13,042	[1],[2]
Funded status [Abstract]
Fair value of plan assets at end of year		10,823	[1],[2]	13,042	[1],[2]
Pension Benefits [Member] | International equity securities [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		5,342	[1],[2]	6,563	[1],[2]
Funded status [Abstract]
Fair value of plan assets at end of year		5,342	[1],[2]	6,563	[1],[2]
Pension Benefits [Member] | Fixed income securities [Member]
Target allocation of plan assets - fixed income securities [Abstract]
Allocation percentage of plan assets - fixed income securities, range minimum (in hundredths)		75.00%		75.00%
Allocation percentage of plan assets - fixed income securities, range maximum (in hundredths)		95.00%		95.00%
Actual allocation of assets held in trust [Abstract]
Fixed income securities (in hundredths)		88.00%		86.00%
Pension Benefits [Member] | Fixed income securities [Member] | Level 2 Inputs [Member]
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year		115,294	[1],[3]	119,025	[1],[3]
Funded status [Abstract]
Fair value of plan assets at end of year		115,294	[1],[3]	119,025	[1],[3]
Retiree Health and Life Benefits [Member]
Reconciliation of benefit obligations [Roll Forward]
Benefit obligation at beginning of year		20,932		21,127
Service cost		7		7		4
Interest cost		855		1,013		1,381
Actuarial loss		631		285
Lump-sum payments paid		0		0
Ordinary benefits paid		(1,530)		(1,500)
Benefit obligation at end of year		20,895		20,932		21,127
Reconciliation of fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		0		0
Actual return on plan assets		0		0
Employer contributions		1,530		1,500
Lump-sum payments paid		0		0
Ordinary benefits paid		(1,530)		(1,500)
Fair value of plan assets at end of year		0		0		0
Funded status [Abstract]
Funded status at end of year		(20,895)		(20,932)
Fair value of plan assets at end of year		0		0		0
Amounts recognized in consolidated balance sheets consist of [Abstract]
Net amount recognized at end of year		(20,895)		(20,932)
Less: Current portion		1,669		1,620
Non-current benefit liability		(19,226)		(19,312)
Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss) [Abstract]
Actuarial net (loss) gain		1,825		2,492
Prior service credits		2,358		2,848
Net amount recognized in accumulated other comprehensive (loss) income		4,183		5,340
Losses (gains) in accumulated other comprehensive loss expected to be recognized as components of net period benefit costs in succeeding fiscal year		(465)
Defined Benefit Plan Amounts Recognized in Other Comprehensive Income [Abstract]
Amount recognized in other comprehensive income net of actuarial losses		631		285
Projected Contributions and Benefit Payments by Fiscal Year [Abstract]
2012		1,669
2013		1,603
2014		1,540
2015		1,466
2016		1,382
2017 through 2021		5,553
Components of net periodic benefit costs included in operating expenses [Abstract]
Service cost		7		7		4
Interest cost		855		1,013		1,381
Expected return on plan assets		0		0		0
Amortization of prior service credit		(490)		(490)		(490)
Settlement charge		0		0		0
Recognized net actuarial loss		(35)		(65)		(312)
Net periodic benefit costs		337		465		583
Actuarial assumptions [Abstract]
Weighted-average discount rate used in calculating benefit obligations (in hundredths)		4.00%		4.25%
Assumptions used in calculating net periodic benefit costs [Abstract]
Weighted-average discount rate (in hundredths)		4.25%		5.00%		7.625%
Health care cost trend (in hundredths)		7.95%		8.15%		9.00%
Retirement Savings and Investment Plan 401(K) [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to the 401(k) Plan		$ 1,201		$ 2,504		$ 5,676

[1]	Includes funds which are not publicly traded and are valued at the net asset value of the units provided by the fund issuer.
[2]	Includes funds which invest primarily in a diversified portfolio of publicly traded US and Non-US common stock.
[3]	Includes funds which invest primarily in publicly traded and non-publicly traded, investment grade corporate bonds, U.S. government bonds and asset-back securities.